Average Annual Total Returns - AZL MVP DFA Multi-Strategy Fund	Apr. 30, 2021
ModerateCompositeIndex [Member]
Average Annual Return:
1 Year	15.37%	[1]
5 Years	11.23%	[1]
Since Inception	9.56%	[1]
Inception Date	Apr. 27, 2015	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
Since Inception	3.66%	[1]
Inception Date	Apr. 27, 2015	[1]
SP500Index [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
Since Inception	12.95%	[1]
Inception Date	Apr. 27, 2015	[1]
AZL MVP DFA Multi-Strategy Fund
Average Annual Return:
1 Year	3.77%
5 Years	6.70%
Since Inception	4.92%
Inception Date	Apr. 27, 2015

[1]	Reflects no deduction for fees, expenses, or taxes.